Transactions with Related Parties, Due to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Transactions with Related Parties [Abstract]
Due to related parties	$ 7,636	$ 9,486
Related Party [Member]
Transactions with Related Parties [Abstract]
Due to related parties	7,611	9,486
Related Party [Member] | Seanergy [Member]
Transactions with Related Parties [Abstract]
Due to related parties	3,484	6,299
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Due to related parties	2,016	1,582
Related Party [Member] | Seanergy Management [Member]
Transactions with Related Parties [Abstract]
Due to related parties	$ 2,111	$ 1,605